Note 11 - Concentrations	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Concentrations

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments and unsecured trade accounts receivable. The Company maintains cash balances at a financial institution in San Diego, California. Our cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

We had certain customers whose revenue individually represented 10% or more of our total revenue, or whose accounts receivable balances individually represented 10% or more of our total accounts receivable, as follows:

During the three months ended March 31, 2019, we had two major customers that each represented more than 10% of our revenues on an individual basis, or approximately 59% in the aggregate. During the nine months ended March 31, 2019, we had four major customers that each represented more than 10% of our revenues on an individual basis, or approximately 80% in the aggregate.

During the three months ended March 31, 2018, we had two major customers that each represented more than 10% of our revenues on an individual basis, or approximately 92% in the aggregate. During the nine months ended March 31, 2018, we had two major customers that each represented more than 10% of our revenues on an individual basis, or approximately 85% in the aggregate.

Suppliers/Vendor Concentrations

We obtain many of the components and supplies included in our products from a small group of suppliers. During the three and nine months ended March 31, 2019 we had three suppliers who accounted for more than 10% of our total inventory purchases on an individual basis or approximately 67% and 63%, respectively, in the aggregate.

During the three and nine months ended March 31, 2018 we had four suppliers who accounted for more than 10% of our total inventory purchases on an individual basis or approximately 65% and 57%, respectively, in the aggregate.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments and unsecured trade accounts receivable. The Company maintains cash balances at a financial institution in San Diego, California. Our cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. As of June 30, 2018, cash totaled approximately $2,706,000, which consists of funds held in a non-interest bearing bank deposit account. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

During the year ended June 30, 2018, we had two major customers that each represented more than 10% of our revenues on an individual basis, or approximately $3,181,000 or 77% of our total revenues.

During the year ended June 30, 2017, we had three major customers that each represented more than 10% of our revenues on an individual basis, or approximately $524,000 or 58% of our total revenues.

Suppliers/Vendor Concentrations

We obtain a limited number of components and supplies included in our products from a small group of suppliers. During the year ended June 30, 2018 we had three suppliers who accounted for more than 10% of our total purchases, on an individual basis. Purchases for these three suppliers totaled $2,285,000 or 50% of our total purchases.

During the year ended June 30, 2017 we had three suppliers who accounted for more than 10% of our total purchases, on an individual basis. Purchases for these three suppliers totaled $1,665,000 or 57% of our total purchases.